Cost of sales (Tables)	6 Months Ended
Jun. 30, 2022
Cost of Sales [Abstract]
Cost of sales by cost

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Cash operating costs	1,205	1,077	2,160
Royalties	88	80	162
Other cash costs	7	6	12
Total cash costs	1,300	1,163	2,334
Retrenchment costs	4	1	2
Rehabilitation and other non-cash costs	(4)	12	38
Amortisation of tangible assets	243	182	411
Amortisation of right of use assets	40	30	63
Amortisation of intangible assets	1	1	3
Inventory change	8	11	6
	1,592	1,400	2,857